Prepayments for current assets (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Disclosure of Prepayments for current assets [Abstract]
Prepayments for purchase of bandwidth	₨ 179,035		₨ 86,862
Prepayments related to insurance	1,064		8,123
Prepayments-others	217,035		178,531
Lease prepayments	22,087		17,263
Current prepayments	₨ 419,221	$ 6,446	₨ 290,779